Going Concern and Management Plans (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2016	Jun. 27, 2016	Mar. 31, 2015
Working capital	$ 2,465,820
Accumulated deficit	(4,157,176)		$ (446,349)
Cash and cash equivalents	$ 2,730,105		$ 687,739
Subsequent Event [Member] | National Science Foundation [Member]
Estimated cash and cash equivalent		$ 4,300,000